Income Taxes (Schedule Of Income Tax Rate Reconciliation) (Detail)	3 Months Ended		12 Months Ended
	May 04, 2013	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Income Tax Rate Reconciliation [Line Items]
Statutory federal tax rate			35.00%	35.00%	34.00%
State taxes, net of federal benefit			5.50%	5.60%	5.70%
Other			0.80%	(1.90%)	0.70%
Effective tax rate	41.40%	40.00%	41.30%	38.70%	40.40%